UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21756
                                                     ---------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
              -----------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 241-4141
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

                    Date of reporting period: APRIL 30, 2008
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


FIRST TRUST
STRATEGIC
HIGH INCOME
FUND

                                                         SEMI-ANNUAL
                                                            REPORT
                                                    FOR THE SIX MONTHS ENDED
                                                         APRIL 30, 2008

(FIRST TRUST LOGO)                                               (VALHALLA LOGO)

TABLE OF CONTENTS

                  FIRST TRUST STRATEGIC HIGH INCOME FUND (FHI)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2008

Shareholder Letter.............................    1
At A Glance....................................    2
Portfolio Commentary...........................    3
Portfolio of Investments.......................    5
Statement of Assets and Liabilities............   10
Statement of Operations........................   11
Statements of Changes in Net Assets............   12
Statement of Cash Flows........................   13
Financial Highlights...........................   14
Notes to Financial Statements..................   15
Additional Information.........................   21

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of
Section 27A of the Securities Act of 1933, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Valhalla Capital Partners, LLC ("Valhalla" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Strategic High Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Valhalla and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                         PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares may be worth more or less than their original cost.

                             HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team at the Sub-Advisor, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Valhalla are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, this report and other regulatory filings.

SHAREHOLDER LETTER

                  FIRST TRUST STRATEGIC HIGH INCOME FUND (FHI)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2008

Dear Shareholders:

The year 2007 and the first quarter of 2008 were somewhat challenging times for the financial markets and for many investors. Yet, regardless of the market, First Trust Advisors L.P. ("First Trust") believes that in order to be successful in reaching your financial goals, you should be invested for the long-term. We also believe that investors should seek professional help from a financial advisor who has been through many types of markets, knows the range of investments available, and is committed to bringing you investments suitable to your particular situation.

Our goal at First Trust has always been to offer a wide range of investment products, including our family of closed-end funds, to help financial advisors give you the opportunity to meet your financial objectives. We have continued to expand our product line to ensure that you have many choices to fit your investment needs.

The report you hold contains detailed information about your investment in First Trust Strategic High Income Fund. It contains a portfolio commentary from the Fund's management team that provides a market recap for the period, a performance analysis and a market and Fund outlook. Additionally, the report provides the Fund's financial statements for the period covered by this report. I encourage you to read this report and discuss it with your financial advisor.

First Trust has been through many types of markets and remains committed to bringing you quality investment solutions regardless of the inevitable ups and downs experienced in the market. We offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. As well, we are committed to giving you up-to-date information about your investments so you and your financial advisor are always current on your portfolio.

We continue to value our relationship with you and we thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen
James A. Bowen
President of First Trust Strategic High Income Fund

FIRST TRUST STRATEGIC HIGH INCOME FUND
"AT A GLANCE"
AS OF APRIL 30, 2008 (UNAUDITED)

FUND STATISTICS
Symbol on New York Stock Exchange                                FHI
Common Share Price                                    $        12.73
Common Share Net Asset Value                          $        10.71
Premium/(Discount) to NAV                                      18.86%
Net Assets Applicable to Common Shares                $   96,333,436
Current Monthly Distribution per Common Share (1)     $        0.160
Current Annualized Distribution per Common Share      $        1.920
Current Distribution Rate on Closing Common Share
  Price (2)                                                    15.08%
Current Distribution Rate on NAV (2)                           17.93%

COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)

(PERFORMANCE GRAPH)

Strategic I

                      Mkt               NAV
                     -----             -----
4/30/07              20.4              19.33
5/4/07               20.07             19.2
5/11/07              20.17             19.14
5/18/07              20.18             18.95
5/25/07              20.1              19.03
6/1/07               20.2              18.8
6/8/07               19.86             18.8
6/15/07              19.82             18.89
6/22/07              19.45             18.86
6/29/07              19.05             18.78
7/6/07               18.82             18.4
7/13/07              18                18.21
7/20/07              16.98             18.24
7/27/07              17.26             18.21
8/3/07               16.25             17.36
8/10/07              14.45             16.22
8/17/07              14.69             16.12
8/24/07              15.16             16.1
8/31/07              15.83             16.11
9/7/07               15.41             15.61
9/14/07              15.15             15.44
9/21/07              15.24             15.61
9/28/07              15.49             15.67
10/5/07              15.78             15.46
10/12/07             15.72             15.43
10/19/07             15.14             15.4
10/26/07             13.96             15.3
11/2/07              13.55             14.73
11/9/07              11.84             14.29
11/16/07             12.05             14.15
11/23/07             12.03             14.07
11/30/07             13.1              13.97
12/7/07              12.77             13.61
12/14/07             11.93             13.19
12/21/07             11.36             13.32
12/28/07             11.68             13.14
1/4/08               11.85             13
1/11/08              11.85             12.68
1/18/08              11.87             12.7
1/25/08              12.34             12.86
2/1/08               12.37             12.13
2/8/08               12.11             12.09
2/15/08              11.96             12.02
2/22/08              12.24             12.03
2/29/08              12.34             12.12
3/7/08               10.84             11.66
3/14/08              10.58             11.49
3/20/08              10.6              11.29
3/28/08              10.73             11.3
4/4/08               11.31             10.9
4/11/08              11.68             10.7
4/18/08              11.7              10.64
4/25/08              12.16             10.68
4/30/08              12.73             10.71

PERFORMANCE

                                                             Average Annual
                                                              Total Return
                        6 Months Ended    1 Year Ended    Inception (7/19/2005)
                           4/30/2008        4/30/2008         to 4/30/2008
                        --------------    ------------    --------------------
Fund Performance
NAV (3)                       -23.26%         -36.29%               -9.15%
Market Value (4)               -2.61%         -28.24%               -4.91%
Index Performance
Lehman Ba Index                 0.23%           0.34%                4.57%

                                       % OF TOTAL
ASSET CLASSIFICATION                   INVESTMENTS
-------------------------------        -----------
Collateralized Debt Obligations             21.9%
Franchise Loans                             20.2
Commercial Mortgage-Backed                  18.0
  Securities
Manufactured Housing Loans                  16.3
Residential Mortgage-Backed                 10.8
  Securities
Corporate Bonds                              6.5
Equity                                       4.4
Equipment Lease Receivable                   1.9
                                       ---------
                      Total                100.0%
                                       =========

                          % OF TOTAL
CREDIT QUALITY (5)        INVESTMENTS
-------------------       -----------
AAA                             6.3%
AA                              1.0
A                               1.9
BBB                             7.1
BB                             14.7
B                              25.5
CCC                            21.8
CC                             10.6
C                               6.8
NR                              4.3
                          ---------
             Total            100.0%
                          =========

(1) Most recent distribution paid or of record through 4/30/08. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or of record through the report date and then dividing by market price or NAV, as applicable, as of 4/30/08.

(3) Total return based on net asset value is the combination of reinvested distributions and reinvested capital gain distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load. Past performance is not indicative of future results.

(4) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share price. Past performance is not indicative of future results.

(5) The credit quality information represented reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs). For situations in which a security is rated by more than one NRSRO and ratings are not equivalent, the ratings are averaged.

                              PORTFOLIO COMMENTARY

                                   SUB-ADVISOR

Valhalla Capital Partners, LLC ("Valhalla" or the "Sub-Advisor"), the Sub-Advisor to First Trust Strategic High Income Fund, (NYSE: FHI) is a boutique asset management firm focused on managing high-yield portfolios with an emphasis on structured finance securities. Valhalla was founded in 2005 and is currently managed by its Managing Partners, Ken L. Mathis, Ramond P. Mecherle and Justin
L. Ventura. Valhalla is a Kentucky limited liability company located at 2527 Nelson Miller Parkway, Suite 207, Louisville, Kentucky 40223. As of April 30, 2008, Valhalla had approximately $455 million in assets under management.

                            PORTFOLIO MANAGEMENT TEAM

RAMOND P. MECHERLE, CFA, PORTFOLIO MANAGER

Mr. Mecherle is a founding Managing Partner of Valhalla. He has nine years of experience in the financial industry. Mr. Mecherle currently serves as Co-Manager of First Trust Strategic High Income Fund (New York Stock Exchange (NYSE: FHI), First Trust Strategic High Income Fund II (NYSE: FHY) and First Trust Strategic High Income Fund III (NYSE: FHO). Mr. Mecherle was a dual employee of Hilliard Lyons Asset Management and Valhalla from Valhalla's inception in 2005 through April 2006. From October 2004 to April 2006, Mr. Mecherle was employed by Hilliard Lyons Asset Management as Director of Fixed Income and Co-Manager of FHI. Prior to that, Mr. Mecherle was employed by Morgan Keegan Asset Management for seven years. There, Mr. Mecherle was an Assistant Portfolio Manager for three high-yield funds: Regions Morgan Keegan Select High Income Fund (MKHIX), an open-end fund; RMK High Income Fund (NYSE: RMH), a closed-end fund; RMK Strategic Income Fund (NYSE: RSF), a closed-end fund; and separate accounts. Mr. Mecherle received a B.A. from the University of Virginia and an M.B.A. from the Johnson Graduate School of Management, Cornell University.

JUSTIN L. VENTURA, PORTFOLIO MANAGER

Mr. Ventura is a founding Managing Partner of Valhalla. He has fourteen years of experience in the financial industry. Mr. Ventura currently serves as Co-Manager of First Trust Strategic High Income Fund (NYSE: FHI), First Trust Strategic High Income Fund II (NYSE: FHY) and First Trust Strategic High Income Fund III (NYSE: FHO). Mr. Ventura was a dual employee of Hilliard Lyons Asset Management and Valhalla from Valhalla's inception in 2005 through April 2006. From June 2005 to April 2006, Mr. Ventura was employed by Hilliard Lyons Asset Management as Co-Manager of FHI. Prior to that, Mr. Ventura was employed by State Street Bank for six years as Vice President, Capital Markets Portfolio/ABS-MBS-CDO Sectors. Mr. Ventura began his career with Fitch IBCA, Inc. where he worked for five years and was a Director of Structured Finance/Mortgage and Asset-Backed Securities. Mr. Ventura received a B.A. from the University of Massa-chusetts and a J.D. from George Mason School of Law.

FIRST TRUST STRATEGIC HIGH INCOME FUND

The primary investment objective of the First Trust Strategic High Income Fund
(FHI) is to seek a high level of current income. The Fund seeks capital growth as a secondary objective. The Fund seeks to achieve its investment objectives by investing at least 80% of its managed assets in a diversified portfolio of high income producing securities the Sub-Advisor believes offer attractive yield and/or capital appreciation potential. Valhalla believes this combination of exposure to both consumer and commercial default risk provides investors with an investment vehicle more broadly diversified than a corporate-only "high-yield" strategy. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

MARKET RECAP

For the First Trust Strategic High Income Fund, the six months ending April 30, 2008 were painfully similar to the previous semi-annual period ending October 31, 2007. Persistent, systemic illiquidity and troublesome macroeconomic conditions kept pricing in all but the safest asset classes under heavy pressure. By period-end, cumulative, global credit losses had grown to more than $300 billion since the crisis began in the summer of 2007. The real story of the last six months, however, was Bear Stearns' abrupt disappearance from the financial landscape. In mid-March fretful clients and customers produced an old-fashioned "run-on-the-bank" and cut its stock price 92% in three trading days. To avert a total catastrophe, the Federal Reserve took decisive action. It forced a sale of the 85-year old, top-five institution to JPMorgan Chase and in its first emergency meeting in almost 30 years, cut the discount rate 25 basis points and became the lender of last resort to all primary dealers. Cumulatively, over the six-month period, the Federal Reserve made significant cuts to rates to help unwind the tight credit conditions; it reduced both the Federal Funds Rate and Discount Rate by 250 and 275 basis points, respectively, cutting each more than 50%.

PERFORMANCE ANALYSIS

These extraordinarily destructive market trends, along with underperformance in several asset sectors in the portfolio, caused negative net asset value (NAV) and market performance for FHI for the period. The Fund's NAV total return was -23.26% and its market-price performance, -2.61%. In contrast, the Lehman Bros. Ba Index returned +0.23%. The Fund's focus on structured finance securities caused the wide divergence in NAV performance from its stated benchmark, which is composed almost entirely of high-yield corporate debentures. In general, corporate debt has experienced less pricing pressure than the structured markets, which have been the focus of much of the fear plaguing financial systems worldwide.

This anxiety hit all of the Fund's holdings, but it was residential mortgage-backed securities (RMBS) that declined the most in price. Liquidity in this asset class remained far below normal for the period and further declines in housing prices led a growing number of obligors to stop paying their mortgages. The result has been a rise in delinquencies and foreclosures nationwide and deterioration in the collateral profile of all types of mortgage-backed securities. The Fund's RMBS have experienced this strain as well, and over the coming quarters may see a reduction in cash flows. While RMBS pricing already reflects a very negative outcome for the residential housing market, any potentially adverse dividend impact will be dictated by the resulting level and timing of losses on the underlying mortgage collateral. Ultimately, the performance of the underlying loans will depend on a host of factors, not the least of which is an improving macroeconomic environment.

These challenging conditions penalized other asset classes in the Fund's portfolio as well. Collateralized debt obligations (CDOs) were, on average, sharply negative over the semi-annual period and second only to mortgage-backed securities in negative price performance. Growing credit concerns worked against this sector and continue to impede any broad recovery. Commercial mortgage-backed securities (CMBS) and corporate bonds also suffered. Limited buyers and fears of a recession hitting the commercial property market weighed heavily on CMBS, even though the overall collateral performance has remained healthy. Corporate bonds traded off in price due to a deteriorating economic picture and rising default expectations among investors. Finally, asset-backed securities, such as those collateralized by franchise loans, manufactured housing, and aircraft leases, also dropped in price. While most of these assets are "seasoned," older deals that have maintained a favorable credit profile, the market's widespread re-pricing of structured credit risk hurt the Fund's holdings in these categories.

MARKET & FUND OUTLOOK

Obviously, overall market conditions remain difficult. Secondary trading languishes far below normal levels. Primary issuance is virtually non-existent except in credit card, auto, and student loan-backed deals. In addition, the uncertainty of a recession continues to hang over the market. On a positive note, however, we believe attractive assets have begun to reappear, albeit intermittently, as bid lists and forced liquidations hit the market. Over time we anticipate that the Fund should be able to acquire bonds at prices offering the potential for attractive long-term total return. This will be a gradual process but one that should reward patient investors, as the financial world stabilizes and liquidity, at both the corporate and consumer levels, returns to normal.

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2008 (UNAUDITED)

 PRINCIPAL                                                                       STATED
   VALUE                          DESCRIPTION                       COUPON      MATURITY       VALUE
------------   ------------------------------------------------    ---------    --------    -----------
ASSET-BACKED SECURITIES - 87.4%
               ABCLO, Ltd.
$  1,750,000      Series 2007-1A, Class D (b) (c)..............         6.61%   04/15/21    $ 1,225,000
               ACE Securities Corp., Home Equity Loan Trust
     504,354      Series 2003-OP1, Class B.....................         6.00%   12/25/33        221,608
     723,714      Series 2004-HE4, Class M11 (c)...............         6.40%   12/25/34         23,661
   2,000,000      Series 2005-HE5, Class M10 (c)...............         5.90%   08/25/35        140,000
   3,000,000      Series 2007-HE4, Class M8 (c)................         5.40%   05/25/37        262,500
               ACLC Business Loan Receivables Trust
   2,484,285      Series 1999-1, Class A3 (b)..................         7.39%   08/15/20      2,359,052
   2,499,845      Series 1999-2, Class B (b)...................         8.75%   01/15/21      2,349,855
               Aircraft Finance Trust
   1,094,354      Series 1999-1A, Class A2 (b) (c).............         3.22%   05/15/24      1,050,580
               Atherton Franchisee Loan Funding
     612,808      Series 1999-A, Class A2 (b)..................         7.23%   03/15/21        638,756
               Bear Stearns Alt-A Trust
   2,392,421      Series 2006-8, Class 2A2 (c).................         5.54%   08/25/46      1,256,021
               Bear Stearns Asset Backed Security Trust
   4,000,000      Series 2007-HE3, Class M9 (c)................         5.15%   04/25/37        440,000
               Bear Stearns Second Lien Trust
   1,442,869      Series 2007-1, Class 2M6 (c).................         5.90%   08/25/37        202,002
               BNC Mortgage Loan Trust
   5,750,000      Series 2007-2, Class B1 (b) (c)..............         5.40%   05/25/37        470,350
   1,400,000      Series 2007-2, Class B2 (b) (c)..............         5.40%   05/25/37        101,185
   1,766,000      Series 2007-3, Class B2 (b) (c)..............         5.40%   07/25/37        134,552
               Bombardier Capital Mortgage Securitization Corp.
     346,707      Series 1999-B, Class A1B.....................          6.61%   09/15/10        198,215
     887,661      Series 1999-B, Class A3......................         7.18%   12/15/15        520,251
               Conseco Finance Securitizations Corp.
   3,992,847      Series 2000-6, Class M1......................         7.72%   09/01/31      1,088,298
               EMAC Owner Trust, LLC
   1,297,597      Series 1998-1, Class A3 (b)..................         6.63%   01/15/25      1,161,349
   1,320,648      Series 2000-1, Class A1 (b)..................         6.43%   01/15/27        858,421
   1,691,744      Series 2000-1, Class A2 (b)..................         6.43%   01/15/27      1,099,634
               Falcon Franchise Loan Trust
   4,905,000      Series 2000-1, Class E (b)...................         6.50%   04/05/16      3,149,530
   4,231,000      Series 2003-1, Class E (b)...................         6.00%   01/05/25      2,073,691
               FFCA Secured Lending Corp.
   5,000,000      Series 1998-1, Class D1 (b)..................         7.81%   10/18/25      4,013,495
   5,000,000      Series 1999-2, Class B1 (b)..................         8.27%   05/18/26      2,488,316
               FMAC Loan Receivables Trust
   1,242,887      Series 1997-B, Class A (b)...................         6.85%   09/15/19      1,193,171
   6,200,000      Series 1998-CA, Class A3 (b).................         6.99%   09/15/20      5,518,000
               Green Tree Financial Corp.
     391,976      Series 1997-4, Class B1......................         7.23%   02/15/29         85,585
   1,000,000      Series 1998-4, Class M1......................         6.83%   04/01/30        471,312
   5,000,000      Series 1998-6, Class M1......................         6.63%   06/01/30      2,615,258
   3,000,000      Series 1998-8, Class M1......................         6.98%   09/01/30      1,547,102
   6,829,951      Series 1999-3, Class M1......................         6.96%   02/01/31      1,720,523

                    See Notes to Financial Statements

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

 PRINCIPAL                                                                       STATED
   VALUE                          DESCRIPTION                       COUPON      MATURITY       VALUE
------------   ----------------------------------------------      ---------    --------    -----------
ASSET-BACKED SECURITIES - (CONTINUED)

               GreenPoint Manufactured Housing Contract Trust
$ 10,000,000      Series 1999-5, Class M2....................        9.23%      12/15/29    $ 4,865,315
               GSAMP Trust
   1,804,131      Series 2004-AR2, Class B4 (b)..............        5.00%      08/25/34        216,496
   1,000,000      Series 2006-S3, Class A2...................        5.77%      05/25/36        269,056
     897,495      Series 2006-S5, Class A1 (c)...............        2.99%      09/25/36        258,436
               Halyard Multi Asset CBO I, Ltd.
   2,529,642      Series 1A, Class B (b) (c).................        3.95%      03/24/10      1,770,749
               Helios Series I Multi Asset CBO, Ltd.
   3,000,000      Series 1A, Class B (b) (c).................        5.81%      12/13/36      1,800,000
               Independence lll CDO, Ltd.
   5,000,000      Series 3A, Class C1 (b) (c)................        7.20%      10/03/37      2,500,000
               Indymac Residential Asset Backed Trust
   2,375,000      Series 2005-B, Class M10 (c)...............        6.40%      08/25/35        457,397
               Long Beach Mortgage Loan Trust
   2,000,000      Series 2006-A, Class A2....................        5.55%      05/25/36        520,000
               Longhorn CDO, Ltd.
   2,810,069      Series 1, Class C (b) (c)..................        9.35%      05/10/12      1,124,028
               Merit Securities Corp.
   3,841,281      Series 13, Class B1 (d)....................        8.65%      12/28/33        236,003
   2,602,000      Series 13, Class M2........................        8.65%      12/28/33        896,394
               North Street Referenced Linked Notes
   4,500,000      Series 2000-1A, Class C (b) (c)............        5.00%      04/28/11      2,317,500
   7,000,000      Series 2000-1A, Class D1 (b) (c)...........        5.85%      04/28/11      4,830,000
               Oakwood Mortgage Investors, Inc.
   8,000,000      Series 2002-B, Class M1....................        7.62%      06/15/32      3,868,784
               Park Place Securities, Inc.
   3,689,895      Series 2004-WCW1, Class M8 (c).............        6.40%      09/25/34      1,786,766
   1,301,976      Series 2004-WCW2, Class M10 (b) (c)........        5.65%      10/25/34        199,320
   5,000,000      Series 2005-WCW3, Class M11 (b) (c)........        5.40%      08/25/35        500,000
   3,000,000      Series 2005-WHQ4, Class M10 (b) (c)........        5.40%      09/25/35        150,000
               Pebble Creek LCDO, Ltd.
   2,000,000      Series 2007-2A, Class E (b) (c)............        5.85%      06/22/14      1,240,000
               Pegasus Aviation Lease Securitization III
   1,975,322      Series 2001-1A, Class A3 (b) (c)...........        3.40%      03/10/14      1,520,998
               Rosedale CLO, Ltd.
   3,500,000      Series I-A, Class II (b)...................        0.00%      07/24/21      2,100,000
               Signature 5, Ltd.
   1,000,000      Series 5A, Class C (b).....................       12.56%      10/27/12        888,000
               Soundview Home Equity Loan Trust
   1,634,000      Series 2007-OPT3, Class M10 (b) (c)........        5.40%      08/25/37        163,400
               Structured Asset Investment Loan Trust
   2,013,083      Series 2004-8, Class B2....................        5.00%      09/25/34         60,609
               Structured Asset Securities Corp.
   3,000,000      Series 2007-BC3, Class B1 (b) (c)..........        5.40%      05/25/47        360,000
   2,000,000      Series 2007-OSI, Class M10 (c).............        5.40%      06/25/37        138,120
               Summit CBO I, Ltd.
   5,000,000      Series 1A, Class B (b) (c).................        5.85%      05/23/11        600,000

                        See Notes to Financial Statements

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

 PRINCIPAL                                                                         STATED
   VALUE                          DESCRIPTION                          COUPON     MATURITY      VALUE
------------   -----------------------------------------------        ---------   --------   ------------
ASSET-BACKED SECURITIES - (CONTINUED)
               UCFC Manufactured Housing Contract
$ 10,000,000      Series 1998-3, Class M1.....................            6.51%   01/15/30   $  3,600,000
               Wells Fargo Home Equity Trust
   3,947,000      Series 2007-2, Class B2 (b) (c).............            5.40%   04/25/37        230,789
               Wilbraham CBO, Ltd.
   5,000,000      Series 1A, Class A2 (b) (c).................            4.86%   07/13/12      4,100,000
                                                                                             ------------
               TOTAL ASSET-BACKED SECURITIES..................                                 84,245,433
               (Cost $  121,447,544)                                                         ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.0%
               Adjustable Rate Mortgage Trust
   1,930,000      Series 2005-10, Class 5M5 (c)...............            5.10%   01/25/36         19,300
               Countrywide Alternative Loan Trust
   3,946,540      Series 2005-56, Class B4 (b) (c)............            4.15%   11/25/35        394,654
   3,453,223      Series 2005-56, Class M4 (c)................            3.82%   11/25/35      1,657,547
   3,132,976      Series 2006-OA2, Class B2 (c)...............            5.05%   05/20/46        250,638
               Credit Suisse Mortgage Capital Certificates
   2,417,519      Series 2006-1, Class DB5 (d)................            5.74%   02/25/36        203,156
   2,335,870      Series 2006-2, Class DB5 (d)................            5.87%   03/25/36        213,757
               CS First Boston Mortgage Securities Corp.
   1,091,502      Series 2005-11, Class DB6 (d)...............            6.17%   12/25/35        139,700
               Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
   3,690,611      Series 2007-OA4, Class M10 (c)..............            5.90%   08/25/47        432,493
               HarborView Mortgage Loan Trust
   4,169,328      Series 2005-9, Class B10 (c)................            4.55%   06/20/35      2,501,597
                                                                                             ------------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS......                                  5,812,842
               (Cost $  18,569,390)                                                          ------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.9%
               Banc of America Commercial Mortgage Inc.
   1,171,422      Series 2000-1, Class M (b)..................            6.00%   11/15/31        810,965
               Banc of America Large Loan, Inc.
   2,000,000      Series 2005-MIB1, Class L (b) (c)...........            5.72%   03/15/22      1,499,139
               Banc of America Structural Securities Trust
   2,878,166      Series 2002-X1, Class O (b).................            7.00%   10/11/33      2,528,607
   2,878,166      Series 2002-X1, Class P (b).................            7.00%   10/11/33      2,285,588
               Bear Stearns Commercial Mortgage Securities
   1,776,400      Series 2000-WF1, Class K....................            6.50%   02/15/32        976,747
               FannieMae-ACES
  12,929,485      Series 1998-M7, Class N, IO (e) (f).........            0.66%   05/25/36        281,006
               GE Capital Commercial Mortgage Corp.
     700,000      Series 2000-1, Class G (b)..................            6.13%   01/15/33        570,043
               GMAC Commercial Mortgage Securities, Inc.
   1,000,000      Series 1999-C3, Class G (b).................            6.97%   08/15/36        955,613
               Government National Mortgage Association
  98,474,501      Series 2003-47, Class XA, IO (e)............            0.92%   06/16/43      5,418,530
  25,711,087      Series 2003-59, Class XA, IO (e)............            1.69%   06/16/34      2,049,495

                    See Notes to Financial Statements

FIRST TRUST STRATEGIC HIGH INCOME
FUND PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

 PRINCIPAL                                                                         STATED
   VALUE                          DESCRIPTION                          COUPON     MATURITY      VALUE
------------   -----------------------------------------------        ---------   --------   ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - (CONTINUED)
               GS Mortgage Securities Corp. II
$  7,000,000      Series 1998-C1, Class H (b).................           6.00%    10/18/30   $  2,379,119
               LB-UBS Commercial Mortgage Trust
   3,025,000      Series 2001-C7, Class Q (b).................           5.87%    11/15/33      1,969,144
   2,083,703      Series 2001-C7, Class S (b).................           5.87%    11/15/33      1,085,616
               Morgan Stanley Capital I Inc.
     968,400      Series 1999-WF1, Class M (b)................           5.91%    11/15/31        523,656
               Morgan Stanley Capital I, Inc.
   2,787,919      Series 2003-IQ5, Class O (b)................           5.24%    04/15/38        620,656
                                                                                             ------------
               TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES................................     23,953,924
               (Cost $  29,759,763)                                                          ------------

CORPORATE BONDS - 9.0%
   3,500,000   Americast Technologies, Inc. (b)...............          11.00%    12/01/14      3,167,500
   3,500,000   Dayton Superior Corp...........................          13.00%    06/15/09      3,001,250
   1,500,000   Lexington Precision Corp., Units (g)...........           0.00%    08/01/09      1,455,000
   1,498,000   Rafealla Apparel Group, Inc., Series B.........          11.25%    06/15/11      1,056,090
                                                                                             ------------
               TOTAL CORPORATE BONDS......................................................      8,679,840
               (Cost $  9,799,976)                                                           ------------

STRUC TURED NOTES - 4.9%
   1,225,000   Bacchus Ltd.
                  Series 2006-1I, Subordinated Bond (b).......           0.00%    01/20/19        906,500
   2,000,000   InCaps Funding II Ltd./InCaps Funding II Corp.
                  Subordinated Note (b).......................           0.00%    01/15/34        830,000
   3,750,000   Preferred Term Securities XXV, Ltd. (b)........           0.00%    06/22/37      2,939,250
                                                                                             ------------
               TOTAL STRUCTURED NOTES.....................................................      4,675,750
               (Cost $  5,545,125)                                                           ------------

   SHARES                      DESCRIPTION                          VALUE
------------   --------------------------------------------     -------------
PREFERRED SECURITIES - 6.2%

       1,450   Ajax Two Ltd., Series 2A (b)(h).............           580,000
       2,000   Ajax Two Ltd., Series 2X (b)(h).............           850,000
       4,000   Pro Rata Funding, Ltd., Inc. (b) (h)........         2,800,000
       2,000   Soloso CDO, Ltd., Series 2005-1 (b)(h)......         1,176,250
       3,000   White Marlin CDO, Ltd., Series AI (b)(h)....           540,000
                                                                -------------
               TOTAL PREFERRED SECURITIES..................         5,946,250
               (Cost $  9,324,933)                              -------------

               TOTAL INVESTMENTS - 138.4%..................       133,314,039
               (Cost $194,446,731) (i)
               LOAN OUTSTANDING - (45.7)%..................       (44,000,000)
               NET OTHER ASSETS AND LIABILITIES - 7.3%.....         7,019,397
                                                                -------------
               NET ASSETS - 100.0%.........................     $  96,333,436
                                                                =============

                        See Notes to Financial Statements

FIRST TRUST STRATEGIC HIGH INCOME
FUND PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Valhalla Capital Partners, LLC, the Fund's investment sub-advisor. At April 30, 2008, securities noted as such amounted to $85,908,517 or 89.2% of net assets.

(c) Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2008.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (See Note 2C - Restricted Securities in the Notes to Financial Statements).

(e)   IO - Interest only.

(f)   ACES - Alternative Credit Enhancement Securities.

(g)   The issuer is in default. Income is not being accrued.

(h)   Zero coupon.

(i)   Aggregate cost for federal income tax and financial reporting purposes.

N/A   Not applicable

                        See Notes to Financial Statements

FIRST TRUST STRATEGIC HIGH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED)

ASSETS:
Investments, at value
     Cost ($194,446,731)...............................       $    133,314,039
Cash...................................................              5,818,741
Interest receivable....................................              1,724,127
                                                              ----------------
          Total Assets.................................            140,856,907
                                                              ----------------
LIABILITIES:
Payables:
     Outstanding loan..................................             44,000,000
     Interest and fees due on loan.....................                219,744
     Investment advisory fees..........................                103,903
     Legal fees........................................                 51,340
     Printing fees.....................................                 42,587
     Audit and tax fees................................                 29,697
     Administrative fees...............................                 11,545
     Custodian fees....................................                 11,385
     Transfer agent fees...............................                  2,625
     Accrued expenses and other liabilities............                 50,645
                                                              ----------------
        Total Liabilities..............................             44,523,471
                                                              ----------------
NET ASSETS.............................................       $     96,333,436
                                                              ================
NET ASSETS CONSIST OF:
Paid-in capital........................................       $    171,146,573
Par value..............................................                 89,960
Accumulated net investment income (loss)...............              7,334,496
Accumulated net realized gain (loss) on investments                (21,104,901)
Net unrealized appreciation (depreciation)
  on investments.......................................            (61,132,692)
                                                              ----------------
NET ASSETS.............................................       $     96,333,436
                                                              ================
NET ASSET VALUE, PER COMMON SHARE (PAR VALUE $0.01
 per Common Share).....................................       $          10.71
                                                              ================
Number of Common Shares outstanding (unlimited number
 of Common Shares has been authorized).................              8,995,962
                                                              ================

                        See Notes to Financial Statements

FIRST TRUST STRATEGIC HIGH INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
Interest..........................................................        $   11,191,845
Dividends.........................................................             1,317,137
                                                                          --------------
     Total investment income......................................            12,508,982
                                                                          --------------
EXPENSES:
Interest and fees on outstanding loan.............................             1,424,778
Investment advisory fees..........................................               732,318
Excise tax expense................................................               284,887
Administrative fees...............................................                81,441
Audit and tax fees................................................                48,716
Legal fees........................................................                34,738
Printing fees.....................................................                32,560
Transfer agent fees...............................................                19,031
Custodian fees....................................................                16,680
Trustees' fees and expenses.......................................                14,771
Other.............................................................               157,905
                                                                          --------------
     Total expenses...............................................             2,847,825
                                                                          --------------
NET INVESTMENT INCOME.............................................             9,661,157
                                                                          --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments........................           (18,801,426)
   Net change in unrealized appreciation (depreciation)
     on investments...............................................           (22,185,210)
                                                                          --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...........................           (40,986,636)
                                                                          --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...        $  (31,325,479)
                                                                          ==============

                       See Notes to Financial Statements

FIRST TRUST STRATEGIC HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SIX MONTHS
                                                                               ENDED             YEAR
                                                                            4/30/2008           ENDED
                                                                           (UNAUDITED)        10/31/2007
                                                                          --------------    -------------
OPERATIONS:
Net investment income (loss).........................................     $    9,661,157    $  19,450,035
Net realized gain (loss).............................................        (18,801,426)      (1,704,519)
Net change in unrealized appreciation (depreciation).................        (22,185,210)     (41,769,545)
                                                                          --------------    -------------
Net increase (decrease) in net assets resulting from operations......        (31,325,479)     (24,024,029)
                                                                          --------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................         (8,624,058)     (17,179,842)
Net realized gain....................................................                 --         (597,737)
                                                                          --------------    -------------
Total distributions to shareholders..................................         (8,624,058)     (17,777,579)
CAPITAL TRANSACTIONS:
Proceeds from 12,568 and 82,445 Common Shares reinvested,
  respectively.......................................................            137,992        1,571,269
                                                                          --------------    -------------
Net increase (decrease) in net assets................................        (39,811,545)     (40,230,339)
NET ASSETS:
Beginning of period..................................................        136,144,981      176,375,320
                                                                          --------------    -------------
End of Period........................................................     $   96,333,436    $ 136,144,981
                                                                          ==============    =============
Accumulated net investment income (loss) at end of period............     $    7,334,496    $   6,297,397
                                                                          ==============    =============

                        See Notes to Financial Statements

FIRST TRUST STRATEGIC HIGH INCOME FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations..................     $ (31,325,479)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
     Purchases of investments.........................................        (8,630,841)
     Sales and maturities of investments..............................        11,412,877
     Net amortization/accretion of premium/discount on investments....         5,347,248
     Net realized loss on investments.................................        18,801,426
     Net change in unrealized appreciation/depreciation
       on investments.................................................        22,185,210
CHANGES IN ASSETS AND LIABILITIES:
     Decrease in interest receivable..................................           388,368
     Decrease in dividends receivable.................................            46,568
     Decrease in prepaid expenses.....................................            10,936
     Decrease in interest and fees due on loan........................          (131,468)
     Decrease in investment advisory fees payable.....................           (48,652)
     Decrease in audit and tax fees payable...........................           (14,403)
     Increase in legal fees payable...................................            15,847
     Increase in printing fees payable................................            12,592
     Decrease in transfer agent fees payable..........................              (130)
     Decrease in administrative fees payable..........................            (5,334)
     Increase in custodian fees payable...............................             6,945
     Decrease in Trustees' fees and expenses payable..................            (2,840)
     Increase in accrued expenses and other liabilities...............            48,846
                                                                           -------------
CASH PROVIDED BY OPERATING ACTIVITIES.................................                     $  18,117,716
                                                                                           -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Proceeds from Common Shares reinvested...........................           137,992
     Distributions to Common Shareholders.............................        (8,624,058)
     Repayments of loan...............................................       (17,200,000)
                                                                           -------------
CASH USED BY FINANCING ACTIVITIES.....................................                       (25,686,066)
                                                                                           -------------
Decrease in cash......................................................                        (7,568,350)
Cash at beginning of period...........................................                        13,387,091
                                                                                           -------------
Cash at end of period.................................................                     $   5,818,741
                                                                                           =============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest and fees.....................                     $   1,556,246
                                                                                           =============

                       See Notes to Financial Statements

FIRST TRUST STRATEGIC HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    SIX MONTHS
                                                                       ENDED            YEAR          YEAR           PERIOD
                                                                     4/30/2008          ENDED         ENDED           ENDED
                                                                    (UNAUDITED)      10/31/2007     10/31/2006    10/31/2005(a)
                                                                   -------------     -----------    ----------    -------------
Net asset value, beginning of period..........................     $       15.16     $     19.82    $    19.13    $       19.10(b)
                                                                   -------------     -----------    ----------    -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................................              1.07            2.17          2.08             0.39
Net realized and unrealized gain (loss).......................             (4.56)          (4.84)         0.76            (0.17)
                                                                   -------------     -----------    ----------    -------------
Total from investment operations..............................             (3.49)          (2.67)         2.84             0.22
                                                                   -------------     -----------    ----------    -------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................................             (0.96)          (1.97)        (2.15)           (0.15)
Net realized gain on investments..............................                --           (0.02)           --               --
                                                                   -------------     -----------    ----------    -------------
Total distributions...........................................             (0.96)          (1.99)        (2.15)           (0.15)
                                                                   -------------     -----------    ----------    -------------
Common Shares offering costs charged to paid-in capital.......                --              --            --            (0.04)
                                                                   -------------     -----------    ----------    -------------
Net asset value, end of period................................     $       10.71     $     15.16    $    19.82    $       19.13
                                                                   =============     ===========    ==========    =============
Market value, end of period...................................     $       12.73     $     14.19    $    21.19    $       18.79
                                                                   =============     ===========    ==========    =============
TOTAL RETURN BASED ON NET ASSET VALUE (c) (d).................            (23.26)%        (14.65)%       15.73%            1.03%
                                                                   =============     ===========    ==========    =============
TOTAL RETURN BASED ON MARKET VALUE (d) (e)....................             (2.61)%        (25.30)%       26.16%           (5.28)%
                                                                   =============     ===========    ==========    =============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........................     $      96,333     $   136,145    $  176,375    $     168,413
Ratio of total expenses to average net assets.................              5.11%(f)        3.70%         1.20%            1.33%(f)
Ratio of total expenses to average net assets excluding interest
  expense and fees............................................              2.55%(f)        1.68%         1.20%            1.33%(f)
Ratio of net investment income to average net assets..........             17.33%(f)       11.78%        10.84%            7.82%(f)
Portfolio turnover rate.......................................                 6%             19%           78%              19%
INDEBTEDNESS:
Loan outstanding (in 000's)...................................     $      44,000     $    61,200           N/A              N/A
Asset coverage per $ 1,000 of indebtedness (g)................     $       3,189     $     3,225           N/A              N/A

(a) Initial seed date of July 19, 2005. The Fund commenced operations on July 26, 2005.

(b)   Net of sales load of $0.90 per share on initial offering.

(c) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.

(d)   Total return is not annualized for periods less than one year.

(e) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share market price.

(f)   Annualized.

(g) Calculated by subtracting the Fund's total liabilities (not including the loan outstanding) from the Fund's total assets, and dividing by the outstanding loan balance in 000's.

N/A   Not Applicable.

                        See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

                              1. FUND DESCRIPTION

First Trust Strategic High Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on April 15, 2005 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FHI on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. The Fund seeks capital growth as a secondary objective. The Fund seeks to achieve its investment objectives by investing at least 80% of its managed assets in a diversified portfolio of high income producing securities that Valhalla Capital Partners LLC ("Valhalla" or the "Sub-Advisor") believes offer attractive yield and/or capital appreciation potential. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price on the business day as of which such value is being determined or, if no sales are reported on such day (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. government securities are valued at the mean between the last reported bid and asked prices. The Fund values mortgage-backed securities and other debt securities not traded in an organized market on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Board of Trustees which uses information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value. In the Fund's financial statements, the Statement of Assets and Liabilities includes investments with a value of $71,121,104 (53.3% of total investments) as of April 30, 2008, whose values have been determined based on prices supplied by dealers in the absence of readily determinable values. These values may differ from the values that would have been used had an independent price for these investments existed, and the differences could be material. The remaining investments, with a value of $62,192,935 (46.7% of total investments), were valued by an independent pricing service.

Debt securities having a remaining maturity of less than sixty days when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service or dealer does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and investments. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. A variety of factors may be considered in determining the fair value of such securities including 1) the fundamental business data relating to the issuer; 2) an evaluation of the forces which influence the market in which these securities are purchased and sold; 3) type of holding; 4) financial statements of the issuer; 5) cost at date of purchase; 6) credit quality and cash flow of the issuer based on external analysis; 7) information as to any transactions in or offers for the holding; 8) price and extent of public trading in similar securities of the issuer/borrower, or comparable companies; and 9) other relevant factors. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. When fair value pricing of securities is employed, the prices of securities used by the

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale.

The Fund invests a significant portion of its assets in below-investment grade debt securities, including mortgage-backed securities, asset-backed securities, corporate bonds and collateralized debt obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Recent instability in the markets for fixed income securities, particularly mortgage-backed and asset-backed securities, has resulted in increased volatility of market prices and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The Fund follows the provisions of Emerging Issues Task Force No. 99-20 ("EITF 99-20"), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets," for certain lower credit quality securitized assets that have contractual cash flows (for example, asset-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities). Under EITF 99-20, if there is a change in the estimated cash flows for any of these securities, based on an evaluation of current information, then the estimated yield is adjusted on a prospective basis over the remaining life of the security. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets of the Fund with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At April 30, 2008, the Fund had no when-issued or delayed-delivery purchase commitments.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A of the Securities Act, normally to qualified institutional buyers. As of April 30, 2008, the Fund held restricted securities as shown in the table below that the Sub-Advisor has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.


                                                                                                                         % OF
                                                ACQUISITION    PRINCIPAL       CARRYING       CARRYING                   NET
SECURITY                                           DATE           VALUE     VALUE PER SHARE      COST         VALUE     ASSETS
---------------------------------------------   -----------   ------------  ---------------  -----------   ----------   ------
Credit Suisse Mortgage Capital Certificates
   Series 2006-1, Class DB5, 5.74%, 02/25/36       12/15/06   $  2,417,519   $      8.40     $ 1,759,828   $  203,156     0.21%
   Series 2006-2, Class DB5, 5.87%, 03/25/36       12/15/06      2,335,870          9.15       1,689,315      213,757     0.22
CS First Boston Mortgage Securities Corp.
   Series 2005-11, Class DB6, 6.17%, 12/25/35      12/15/06      1,091,502         12.80         734,418      139,700     0.14
Merit Securities Corp.
   Series 13, Class B1, 8.65%, 12/28/33            02/20/07      3,841,281          6.14          56,824      236,003     0.25
                                                              ------------                   -----------   ----------   ------
                                                              $  9,686,172                   $ 4,240,385   $  792,616     0.82%
                                                              ============                   ===========   ==========   ======

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the fiscal year ended October 31, 2007, was as follows:

Distributions paid from:

Ordinary Income......................     $   17,637,502
Long-Term Capital Gains..............            140,077

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward......................   $  (2,290,311)
Undistributed Ordinary Income..................       8,385,241
Net Unrealized Appreciation (Depreciation).....     (40,671,835)

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

The Fund intends to utilize provisions of the federal income tax laws, which allows it to carry realized capital loss forward for eight years following the year of the loss and offset such loss against any future realized capital gains. At October 31, 2007, the Fund had available realized capital loss of $2,290,311 to offset future net capital gains through the fiscal year ended 2015.

In June 2006, Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 ("FIN 48"), was issued and is effective for fiscal years beginning after December 15, 2006. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of April 30, 2008, management has evaluated the application of FIN 48 to the Fund, and has determined that there is no material impact resulting from the adoption of this Interpratation on the Fund's financial statements.

F. EXPENSES:

The Fund pays all expenses directly related to its operations.

G. ACCOUNTING PRONOUNCEMENT:

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), which is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of SFAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.90% of the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received minus accrued liabilities other than the principal amount of any borrowings).

Valhalla, a boutique asset management firm focused on managing high-yield portfolios with an emphasis on structured finance securities, serves as the Fund's Sub-Advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee at an annual rate of 0.40% of Managed Assets that is paid monthly by First Trust from its investment advisory fee. First Trust Portfolios L.P., an affiliate of First Trust, owns a minority interest in Valhalla.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually and the Chairman of the Audit Committee is paid $5,000 annually, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. Effective January 1, 2008, each of the chairmen of the Nominating and Governance Committee and the Valuation Committee are paid $2,500 annually to serve in such capacities with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Also, effective January 1, 2008, the Lead Independent Trustee and each Committee chairman will serve two year terms.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding U.S. government and short-term investments, for the six months ended April 30, 2008, were $8,630,841 and $11,412,877, respectively.

As of April 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,045,395 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $67,178,087.

                                5. COMMON SHARES

As of April 30, 2008, 8,995,962 of $0.01 par value Common Shares were issued. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

                   6. PREFERRED SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of preferred shares of beneficial interest, par value $0.01 per share (the "Preferred Shares"), in one or more classes or series, with rights as determined by the Board of Trustees without the approval of Common Shareholders. As of April 30, 2008, no Preferred Shares had been issued.

                           7. REVOLVING LOAN AGREEMENT

On December 4, 2006, the Fund entered into a Revolving Credit and Security Agreement with Liberty Street Funding Corp., as conduit lender, and The Bank of Nova Scotia, as secondary lender, which provides for a revolving credit facility to be used as leverage for the Fund. The credit facility provides for a secured line of credit for the Fund, where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of the Fund's total assets after borrowings). In addition, the Fund has agreed to pay facility commitment fees on the unutilized line of credit, which are included in "Interest and fees on outstanding loan" on the Statement of Operations. The total commitment under the Revolving Credit and Security Agreement is $87,000,000. For the six months ended April 30, 2008, the average amount outstanding was $51,561,538. The high and low annual interest rates during the six months ended April 30, 2008 were 5.66% and 3.07%, respectively, and the weighted average interest rate was 5.04%. The interest rate at April 30, 2008 was 3.07%. The revolving credit facility has been extended until November 12, 2008.

                             8. RISK CONSIDERATIONS

INVESTMENT RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur.

RESIDENTIAL MORTGAGE-BACKED SECURITIES CONCENTRATION RISK: The Fund will invest at least 25% of its total Managed Assets in residential mortgage-backed securities under normal market conditions. The Fund's total assets will be concentrated in residential mortgage-backed securities. A fund concentrated in a single industry is likely to present more risks than a fund that is broadly diversified over several industries. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed-income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If the Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which usually may be made at any time

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid. Alternatively, in a rising interest rate environment, the value of mortgage-backed securities may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers and regulatory or tax changes adversely affecting the markets as a whole. In addition, mortgage-backed securities are subject to the credit risk associated with the performance of the underlying mortgage properties. In certain instances, third-party guarantees or other forms of credit support can reduce the credit risk.

The Fund may also invest in mortgage-backed securities which are interest-only ("IO") securities and principal-only ("PO") securities. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO security will rise and the value of an IO security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO security will fall and the value of an IO security will rise.

In addition to the foregoing, residential mortgage-backed securities are subject to additional risks, including: (i) the United States residential mortgage market has recently encountered various difficulties and changed economic conditions. In addition, recently, residential property values in various states have declined or remained stable, after extended periods of appreciation. A continued decline or an extended flattening in those values may result in additional increases in delinquencies and losses on residential mortgage loans generally; (ii) if a residential mortgage obligation is secured by a junior lien it will be subordinate to the rights of the mortgagees or beneficiaries under the related senior mortgages or deeds of trust; and (iii) depending on the length of a residential mortgage obligation underlying a residential mortgage-backed security, unscheduled or early payments of principal and interest may shorten the security's effective maturity and the prevailing interest rates may be higher or lower than the current yield of the Fund's portfolio at the time the Fund receives the payments for reinvestment.

VALUE INVESTING RISK: The Fund focuses its investments on securities that the Sub-Advisor believes are undervalued or inexpensive relative to other investments. Such securities are subject to the risk of misestimating certain fundamental factors. Disciplined adherence to a "value" investment mandate during periods in which that style is "out of favor" can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible style mandates.

BELOW-INVESTMENT GRADE SECURITIES RISK: The Fund invests in below-investment grade securities. The market values for high-yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the Fund is subject to the following specific risks: (a) increased price sensitivity to changing interest rates and to a deteriorating economic environment; (b) greater risk of loss due to default or declining credit quality; (c) adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments; and (d) a negative perception of the high-yield market may depress the price and liquidity of high-yield securities.

DISTRESSED SECURITIES RISK: The Fund may invest up to 40% of its managed assets in securities issued by companies in a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below-investment grade debt securities of companies in similar industries. Distressed securities frequently do not produce income while they are outstanding. The Fund may be required to incur certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in distressed securities, its ability to achieve current income may be diminished.

ECONOMIC CONDITIONS RISK: Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high-yield issuer to make principal payments and interest payments than an investment grade issuer. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Under adverse market or economic conditions, the secondary market for high-yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer and these securities may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.

FIXED-INCOME SECURITIES RISK: Debt securities, including high yield securities, are subject to certain risks, including: (i) issuer risk, which is the risk that the value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services; (ii) reinvestment risk, which is the risk that income from the Fund's portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund portfolio's current earnings rate;
(iii) prepayment risk, which is the risk that during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities; and (iv) credit risk, which is the risk that a security in the Fund's portfolio will decline in price or the issuer fails to make interest payments when due because the issuer of the security experiences a decline in its financial status.

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

INTEREST RATE RISK: The Fund is also subject to interest rate risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase.

                               9. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              10. SUBSEQUENT EVENTS

On April 21, 2008, the Fund declared a dividend of $0.1600 per share, which represents a dividend from net investment income to Common Shareholders of record May 5, 2008, payable May 15, 2008.

On May 19, 2008, the Fund declared a dividend of $0.1600 per share, which represents a dividend from net investment income to Common Shareholders of record June 4, 2008, payable June 16, 2008.

ADDITIONAL INFORMATION

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

1) If Common Shares are trading at or above NAV at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 334-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust/Gallatin Specialty Finance and Financial Opportunities Fund and First Trust Active Dividend Income Fund and Shareholders of the Preferred Shares of First Trust Tax-Advantaged Preferred Income Fund, was held on April 14, 2008. At the Annual Meeting, Independent Trustee Robert F. Keith was elected for a three-year term. The number of votes cast in favor of Mr. Keith was 8,063,129, the number of votes withheld was 184,881 and the number of abstentions was 735,384.

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

      BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND
                            SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Strategic High Income Fund (the "Fund"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Fund, the Advisor and Valhalla Capital Partners LLC (the "Sub-Advisor"), at a meeting held on March 3, 2008. The Board determined that the terms of the Agreements are fair and reasonable and that the Agreements continue to be in the best interests of the Fund.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the advisory and sub-advisory fees for the Fund as compared to fees charged by investment advisers and sub-advisers to comparable funds and as compared to fees charged to other clients of the Advisor and the Sub-Advisor; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Fund and the Advisor and among the Fund, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In reviewing the Agreements, the Board considered the nature, quality and extent of services provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that the compliance program includes policies and procedures for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objectives and policies. The Board noted that First Trust Portfolios L.P., an affiliate of the Advisor, has a minority ownership interest in the Sub-Advisor and that this investment allows for more informed oversight of the Sub-Advisor by the Advisor. With respect to the Sub-Advisory Agreement, the Board received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor provides to the Fund and how the Sub-Advisor meets the Fund's investment objectives. The Board considered the investment policy change approved by shareholders at the 2007 annual meeting that authorized the Sub-Advisor to concentrate the Fund's investments in residential mortgage-backed securities, and noted the difficult market environment for these securities that existed, particularly in the second half of 2007. In light of the information

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

presented and the considerations made, the Board concluded that the nature, quality and extent of services provided to the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor has managed the Fund consistent with its investment objectives and policies.

The Board considered the advisory and sub-advisory fees paid under the Agreements. The Board reviewed data prepared by Lipper Inc. ("Lipper"), an independent source, showing the management fees and expense ratios of the Fund as compared to the management fees and expense ratios of one peer group selected by Lipper and a second peer group selected by the Advisor. The Board discussed with representatives of the Advisor the differences between the two peer groups and the limitations in creating a relevant peer group for the Fund. The Board considered the difficulties in comparing funds with different amounts of assets and using different types of leverage. Based on the information provided, the Board noted that the Fund's management fees were in the fourth quintile of the Lipper peer group and the second highest in the Advisor peer group and that the Fund's expense ratio was in the fourth quintile of the Lipper peer group and the second highest in the Advisor peer group. The Board also considered the sub advisory fee rate and how it related to the overall management fee structure of the Fund and noted that the Advisor pays the Sub-Advisor out of the advisory fees it receives from the Fund. Finally, the Board considered the advisory fees paid to the Advisor by similar funds, and noted that the Advisor does not provide advisory services to clients with investment objectives and policies similar to the Fund's, other than to two other closed end funds (for which the fees are identical). The Board also considered information provided by the Sub-Advisor as to the fees it charges to other clients, particularly two other closed end funds for which the Advisor also serves as investment manager (the fees are identical).

The Board also considered the Fund's performance for the one- and two-year periods, as applicable, ended September 30, 2007, as compared to the performance of a relevant benchmark index and to a performance group selected by Lipper. The Board considered the difficulty in creating a relevant performance group for the Fund given its unique strategy and asset mix. The Board noted that the Fund's performance was in the fifth quintile in the performance group for both periods and that the Fund underperformed its benchmark for the one-year period, although the Board also considered that the benchmark had a higher average credit quality than the Fund's portfolio. The Board also considered performance data provided by the Advisor for the one-year and since-inception periods ended December 31, 2007. The Board noted that, while the Fund had negative performance for both the one-year and since-inception periods ended December 31, 2007, the Fund had substantially outperformed the median of the funds included in the Advisor peer group. The Board considered the market factors affecting the Fund's performance, noting, particularly, the events in the residential mortgage-backed securities market. The Board also considered an analysis prepared by the Advisor on benefits provided by the Fund's leverage. The Board considered an analysis of the Fund's premium/discount prepared by the Advisor and noted that the Fund's premium/discount was generally indicative of the asset class and market events. The Board concluded that the Fund's performance was consistent with the Fund's investment strategy and reflective of the performance of the asset class.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor and Sub-Advisor under the Agreements.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and had noted that the advisory fee is not structured to pass the benefits of any economies of scale on to the shareholders of the Fund. The Board concluded that the management fee reflects an appropriate level of sharing of any economies of scale. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment manager to closed end funds for the twelve months ended December 31, 2007, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the Advisor's profitability appeared to be not excessive in light of the services provided to the Fund. In addition, the Board considered and discussed any ancillary benefits derived by the Advisor from its relationship with the Fund and noted that the typical fall out benefits to the Advisor such as soft dollars are not present. The Board concluded that any other fall out benefits received by the Advisor or its affiliates would appear to be attenuated.

The Board considered the Sub-Advisor's representation that because of the amount of evaluation and administration necessary for maintaining the securities in the portfolio there are only very limited economies of scale available in connection with its sub-advisory services. The Board noted that the Sub-Advisor believes the sub-advisory fee is reasonable in light of any economies of scale. The Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor. The Board considered the Sub-Advisor's representation that its profitability, if any, is based solely on the advisory fees it receives from the Fund and two other closed end funds in the First Trust Fund Complex. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board noted that the Sub-Advisor does not maintain any soft-dollar arrangements and that the Sub-Advisor did not identify any material fall out benefits from its relationship to the Fund.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                      This Page Left Blank Intentionally.

                      This Page Left Blank Intentionally.

(FIRST TRUST LOGO)

INVESTMENT ADVISOR
First Trust Advisors L.P.
1001 Warrenville Road
Lisle, IL 60532

INVESTMENT SUB-ADVISOR
Valhalla Capital Partners, LLC
2527 Nelson Miller Parkway
Louisville, KY 40223

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT,
TRANSFER AGENT &
BOARD ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)    Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolios managers identified in response to paragraph (a)(1) of this Item in the Registrant's most recently filed annual report on Form N-CSR.


ITEM 9.
PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST STRATEGIC HIGH INCOME FUND

By (Signature and Title)* /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date     JUNE 26, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date     JUNE 26, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial
                          Officer and Chief Accounting Officer
                          (principal financial officer)

Date     JUNE 26, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.